CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows used in Operating Activities:
Net income /(loss)	$ (32,057)	$ (52,895)	$ 3,819
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation and amortization of deferred charges (Note 5)	3,684	4,945	8,147
Amortization of deferred financing costs	154	176	322
Amortization of discount premium	0	8,990	6,010
Impairment losses (Note 5)	31,629	20,654	8,363
Loss / (Gain) on vessels' sale	127	16,700	(945)
Compensation cost on restricted stock awards (Note 8)	1,791	1,587	1,171
Right of use asset under operating leases	(190)	0	0
Lease liabilities under operating leases	190	0	0
Gain from bank debt write off	0	0	(42,185)
Actuarial gain	12	51	26
(Increase) / Decrease in:
Accounts receivable, trade	(4,575)	318	43
Deferred voyage expenses	(69)	0	0
Inventories	(2,213)	1,033	914
Prepaid expenses and other assets	(3,488)	(32)	639
Increase / (Decrease) in:
Accounts payable, trade and other	780	(455)	175
Due to related parties	4	(61)	(40)
Accrued liabilities	372	(685)	995
Deferred liabilities	(305)	(134)	331
Other liabilities, non current	(40)	(22)	36
Drydock costs	0	(500)	(474)
Net Cash used in Operating Activities	(4,194)	(330)	(12,653)
Cash Flows provided by / (used in) Investing Activities:
Advances for vessel acquisitions and other vessel costs (Note 4)	(17)	0	0
Vessel acquisitions and other vessels' costs (Note 5)	(50,161)	0	0
Proceeds from sale of vessels, net of expenses (Note 5)	28,868	92,905	5,895
Property and equipment additions	(38)	(126)	(15)
Insurance settlements	2,831	372	785
Net Cash provided by / (used in) Investing Activities	(18,517)	93,151	6,665
Cash Flows provided by / (used in) Financing Activities:
Proceeds from related party loans	0	0	40,000
Proceeds from unrelated party loans (Note 6)	33,000	0	35,000
Repayments of related party loans (Note 3)	0	(87,617)	0
Repayments of unrelated parties' loans	(519)	(18,500)	(111,500)
Issuance of preferred stock, net of expenses (Note 8)	6,452	17,413	31,989
Payments of equity issuance costs and financing costs	(352)	(68)	(373)
Net Cash provided by / (used in) Financing Activities	38,581	(88,772)	(4,884)
Net increase / (decrease) in cash, cash equivalents and restricted cash	15,870	4,049	(10,872)
Cash, cash equivalents and restricted cash at beginning of the year	10,493	6,444	17,316
Cash, cash equivalents and restricted cash at end of the year	26,363	10,493	6,444
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the year	26,363	10,493	6,444
Restricted cash at the end of the year	0	0	0
Cash, cash equivalents and restricted cash at end of the year	26,363	10,493	6,444
SUPPLEMENTAL CASH FLOW INFORMATION
Related party loan reduction in exchange for preferred shares (Note 3)			3,000
Issuance of common stock in exchange for entities acquisition (Note 3)	21,000	0	0
Reclassification of compensation cost of issued restricted stock awards from other liabilities to stockholders' equity (Note 8)	1,464	0	0
Interest payments, net of amounts capitalized	$ 408	$ 2,355	$ 7,724